Employee Severance Benefits	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Employee Severance Benefits
17.	Employee Severance Benefits

No employee severance benefit was recorded in 2016. In 2017 and 2018, employee severance benefits that were recorded as employee compensation under general and administrative expenses in the statements of comprehensive income was $170 and $295, respectively.